Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2021
Selected Statement of Operations Data [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 10 - SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company’s revenues derive from sale of software products and services in two operating segments. The Company has three product lines: (i) product line “A” - billing and customer care solutions for service providers; (ii) product line “B” - call accounting and call management solutions for enterprises; and (iii) product line “C” – mobile messaging, communication and payment solutions (as from the year ended December 31, 2019).

The following table sets forth the revenues classified by product lines:

	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Product line “A”	$12,069	$11,986	$13,591
Product line “B”	2,286	2,642	2,956
Product line “C”	11,976	8,746	6,117
	$26,331	$23,374	$22,664

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

The Americas	$9,421	$10,355	$12,030
Europe	14,702	11,734	8,839
Israel	1,366	893	1,272
Other	842	392	523
	$26,331	$23,374	$22,664

b.	Financial income, net:

	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$110	$172	$219
Non-dollar currency gains, net	-	147	89
Income from marketable securities	-	83	165
Realized gain from sale of available-for-sale securities	3	-	24
	113	402	497
Expenses:
Non-dollar currency losses, net	(8)	-	-
Unrealized loss from marketable securities	(1)	-	-
Bank commissions and charges	(49)	(23)	(14)
	(58)	(23)	(14)
	$55	$379	$483

c.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted EPS:

	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,006	19,907	19,746
Incremental shares from assumed exercise of options	264	231	216
Weighted average number of shares used in computation of diluted EPS	20,270	20,138	19,962

In the years ended December 31, 2021, 2020 and 2019, options that had an anti-dilutive effect were not taken into account in computing the diluted EPS. The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is none, none and 32,000 options, for the years ended December 31, 2021, 2020 and 2019, respectively.